Description of the Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Annual compensation to total compensation, percent	100.00%
Participant compensation matched, percent	5.00%
Employer contribution, matching percent	50.00%
Vesting service period (in years)	5 years
Maximum borrowing, amount	$ 50,000
Maximum borrowing term (in years)	20 years
Forfeited nonvested account	$ 268,000	$ 751,000
Forfeited nonvested account, decrease from employer contribution	$ 1,364,000	$ 952,000
EBP, Participant Contribution, Automatic, Deferral Rate	5.00%
EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
EBP, Fixed Rate Contribution, Vesting Period 1
EBP, Description of Plan [Line Items]
Vesting percentage	25.00%
Vesting service period (in years)	2 years
EBP, Fixed Rate Contribution, Vesting, Year Three To Five
EBP, Description of Plan [Line Items]
Vesting percentage	25.00%
EBP, Fixed Rate Contribution, AFF Plan Vesting, Year One
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
Vesting service period (in years)	1 year
EBP, Fixed Rate Contribution, AFF Plan Vesting, Year Two Thru Five
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
EBP, Disability Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%